Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 106,604,503	$ 92,666,927
Less: allowance for credit losses	(1,244,662)	(3,219,772)	$ (237,037)
Accounts receivable, net	$ 105,359,841	$ 89,447,155